Material accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2023
Material accounting judgments, estimates and assumptions
Material accounting judgments, estimates and assumptions
3.	Material accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities, and equity in the consolidated financial statements and the accompanying disclosures. Estimates and judgments are based on historical experience and other factors, including expectations of future events, and are continually evaluated. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying its accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Clinical trial expenses

As part of the process of preparing its financial statements, the Company is required to estimate its clinical trial expenses. The clinical trial accrual process seeks to account for expenses resulting from its obligations under contracts with vendors, consultants and CROs and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to us under such contracts. The objective is to reflect the appropriate clinical trial expenses in its financial statements by matching the appropriate expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by subject progression and the timing of various aspects of the trial.

The Company determines accrual estimates based on estimates of the services received and efforts expended that take into account discussions with applicable personnel and outside service providers as to the progress or state of completion of trials. During the course of a clinical trial, it adjusts its clinical expense recognition if actual results differ from its estimates. It makes estimates of its accrued expenses and prepaid assets as of each balance sheet date in its financial statements based on the facts and circumstances known to us at that time. The clinical trial accrual and prepaid assets are dependent, in part, upon the receipt of timely and accurate reporting from CROs and other third-party vendors. Although the Company does not expect its estimates to differ materially from amounts it actually incurs, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in it reporting amounts that are too high or too low for any particular period.

Deferred tax assets

Deferred tax assets have not been recognized in respect of tax losses and capitalization of IP development costs for Dutch corporate income tax purposes, because the Company has no history of generating taxable profits and at the statement of financial position date, there is no convincing evidence that sufficient taxable profit will be available against which the tax losses and amortization of the capitalized IP development costs can be utilized.

In order to promote innovative technology development activities and investments in new technologies, a corporate income tax incentive has been introduced in Dutch tax law called the Innovation Box. Profits from self-developed qualifying intangible assets are effectively subject to a 9% income tax rate for 2021 and future years, instead of the general headline rate of 25.8% as of 2022. The Company believes it qualifies for the Innovation Box and is currently in the process of obtaining advance certainty from the Dutch tax authorities.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, which have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond its control. Such changes are reflected in the assumptions when they occur.

Revenue from contracts with customers

The Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation, which determines how the transaction price is allocated among the performance obligations. The estimation of the stand-alone selling price may include such estimates as forecasted revenues and costs, development timelines, discount rates and probabilities of regulatory and commercial success. The Company also applies significant judgment when evaluating whether contractual obligations represent distinct performance obligations, allocating transaction price to performance obligations within a contract, determining when performance obligations have been met, assessing the recognition and future reversal of variable consideration and determining and applying appropriate methods of measuring progress for performance obligations satisfied over time.

New standards, interpretations and amendments

New standards, interpretations, and amendments issued recently effective

In May 2021, the IASB issued amendments to IAS 12 – Income Taxes, Deferred Tax related to Assets and Liabilities arising from a Single Transaction. The amendments narrowed the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments also apply to taxable and deductible temporary differences associated with right-of-use assets and lease liabilities, and decommissioning obligations and corresponding amounts recognized as assets. The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The adoption of these amendments did not materially impact its consolidated financial statements.

New standards, amendments to standards, and interpretations issued not yet effective

In January 2020, IASB issued amendments to paragraphs 69 to 76 of International Accounting Standard 1, Presentation of Financial Statements, to specify the requirements for classifying liabilities as current or non-current, effective for annual reporting periods beginning on or after January 1, 2024. The Company determined the amendment has no impact.